FAIR VALUE MEASUREMENTS - Schedule of Changes in Liability for Unobservable Inputs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 95,342
Change in fair value	66,397
Exercised warrants	(253)
Ending balance at December 31	$ 161,486